Business Combination - Acquisition of relaxation salons (Details) ¥ in Thousands		6 Months Ended		12 Months Ended
	May 06, 2021 JPY (¥)	Jun. 30, 2021 JPY (¥) item	Jun. 30, 2020 JPY (¥)	Dec. 31, 2020 JPY (¥) item	Dec. 31, 2019 JPY (¥) item	Dec. 31, 2018 JPY (¥)
Business Acquisition
Cash consideration				¥ 86,916	¥ 23,813
Business Combination Assets Acquired and Liabilities Assumed, Net
Goodwill		¥ 535,246		150,720	78,282	¥ 63,955
Other intangible assets, net				12,690	6,519
Right-of-use asset - operating lease, net				51,005	27,567
Total assets acquired				136,133	56,242
Asset retirement obligations				(49,217)	(25,942)
Other liabilities		(18,693)		(7,716)	(5,589)
Total liabilities assumed				(49,217)	(25,942)
Net assets assumed				86,916	30,300
Fair value of the consideration transferred				¥ 86,916	23,813
Gain from bargain purchase		1,014	¥ 1,624		¥ 6,487
SAWAN CO. LTD. ("SAWAN")
Business Acquisition
Cash consideration	¥ 140,697	140,697
Business Combination Assets Acquired and Liabilities Assumed, Net
Cash and cash equivalents		7,824
Accounts receivable, net		18,228
Inventories		2,898
Prepaid expenses and other current assets		14,989
Property and equipment - net		50,673
Goodwill		218,138
Right-of-use asset - operating lease, net		153,269
Other long-term assets		57,323
Total assets acquired		523,342
Accounts payable		(3,531)
Accrued expenses		(97,279)
Advances received		(73,353)
Other current liabilities		(21,995)
Lease liability		(151,197)
Asset retirement obligations		(25,060)
Other liabilities		(10,230)
Total liabilities assumed		(382,645)
Net assets assumed		140,697
Fair value of the consideration transferred	¥ 140,697	¥ 140,697
Relaxation Salons
Business Acquisition
Number of salons acquired | item		18		16	17
Cash consideration		¥ 167,970		¥ 86,916	¥ 23,813
Business Combination Assets Acquired and Liabilities Assumed, Net
Property and equipment - net		38,479
Goodwill		166,388
Asset retirement obligations		(35,883)
Fair value of the consideration transferred		167,970		86,916	23,813
Gain from bargain purchase		¥ 1,014		¥ 0	¥ 6,487